                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ______

        This Amendment (Check only one.):     [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Berkshire Hathaway Inc.
             --------------------------------

Address:     1440 Kiewit Plaza
             --------------------------------

             Omaha, NE 68131
             --------------------------------

             --------------------------------

Form 13F File Number:        28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marc D. Hamburg
             --------------------------------

Title:        Vice President
             --------------------------------

Phone:        402-346-1400
             --------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg       Omaha, NE               November 13, 2000
----------------------    -------------------     ------------------------------
[Signature]               [City, State]           [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name
    28- 5194                    General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                18
                                                             ------------

Form 13F Information Table Entry Total:                           62
                                                             ------------

Form 13F Information Table Value Total:                    $   30,164,489
                                                            -------------
                                                              (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission. Included in this information is information regarding Berkshire's positions in two securities (M & T Bank Corporation and Torchmark Corporation) formerly included in its public Form 13F.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NO.       FORM 13F FILE NUMBER      NAME
     1.       28-5678                   Berkshire Hathaway Life Insurance Co. of Nebraska
     2.       28-5676                   BHG Life Insurance Co.
     3.       28-719                    Blue Chip Stamps
     4.       28-554                    Buffett, Warren E.
     5.       28-1517                   Columbia Insurance Co.
     6.       28-2226                   Cornhusker Casualty Co.
     7.       28-6102                   Cypress Insurance Co.
     8.       28-852                    GEICO Corp.
     9.       28-101                    Government Employees Ins. Corp.
    10.       28-1066                   National Fire & Marine
    11.       28-718                    National Indemnity Co.
    12.       28-5006                   National Liability & Fire Ins. Co.
    13.       28-6104                   Nebraska Furniture Mart
    14.       28-717                    OBH Inc.
    15.       28-2740                   Plaza Investment Managers
    16.       28-1357                   Wesco Financial Corp.
    17.       28-3091                   Wesco Financial Ins. Co.
    18.       28-3105                   Wesco Holdings Midwest, Inc.

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

        This Amendment (Check only one.):     [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Berkshire Hathaway Life Insurance Co. of Nebraska
            -------------------------------------------------

Address:    3024 Harney St.
            -------------------------------------------------

            Omaha, NE 68131
            -------------------------------------------------

            -------------------------------------------------

Form 13F File Number:   28-  5678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc D. Hamburg
            ---------------------------------

Title:      Assistant Secretary
            ---------------------------------

Phone:      402-346-1400
            ---------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg            Omaha, NE              November 13, 2000
------------------------       -----------------      --------------------------
[Signature]                    [City, State]          [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 4545                    Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BHG Life Insurance Company
          ---------------------------------

Address:  3024 Harney St.
          ---------------------------------

          Omaha, NE 68131
          ---------------------------------

          ---------------------------------

Form 13F File Number:        28-  5676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marc D. Hamburg
          ---------------------------------

Title:    Assistant Secretary
          ---------------------------------

Phone:    402-346-1400
          ---------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg           Omaha, NE             November 13, 2000
-----------------------       ----------------      ----------------------------
[Signature]                   [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 4545                    Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------
Check here if Amendment [ ]; Amendment Number: ______

        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blue Chip Stamps
               ---------------------------

Address:       301 E. Colorado Blvd.
               ---------------------------

               Pasadena, CA 91101
               ---------------------------

               ---------------------------

Form 13F File Number:   28-   719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               ---------------------------

Title:         Assistant Secretary
               ---------------------------

Phone:         402-346-1400
               ---------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE              November 13, 2000
-----------------------      ------------------     ----------------------------
[Signature]                  [City, State]          [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this other reporting manager are reported in this report and a portion are reported by reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 4545                    Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Warren E. Buffett
               --------------------------

Address:       1440 Kiewit Plaza
               --------------------------

               Omaha, NE 68131
               --------------------------

               --------------------------

Form 13F File Number:        28-   554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Warren E. Buffett
               --------------------------

Title:
               --------------------------

Phone:         402-346-1400
               --------------------------

Signature, Place, and Date of Signing:

(s) Warren E. Buffett         Omaha, NE                 November 13, 2000
--------------------------    ---------------------     ------------------------
[Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 4545                    Berkshire Hathaway Inc.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                0
                                                             -----------

Form 13F Information Table Entry Total:                           0
                                                             -----------

Form 13F Information Table Value Total:                     $     0
                                                             -----------
                                                             (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Columbia Insurance Company
               ------------------------------

Address:       3024 Harney St.
               ------------------------------

               Omaha, NE 68131
               ------------------------------

Form 13F File Number:        28-  1517

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               ------------------------------

Title:         Treasurer
               ------------------------------

Phone:         402-346-1400
               ------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE          November 13, 2000
---------------------      --------------     -----------------
[Signature]                [City, State]      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 4545                    Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cornhusker Casualty Company
               -----------------------------------

Address:       9290 West Dodge Rd.
               -----------------------------------

               Omaha, NE 68114
               -----------------------------------

               -----------------------------------

Form 13F File Number:        28- 2226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -----------------------------------

Title:         Assistant Secretary
               -----------------------------------

Phone:         402-346-1400
               -----------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE          November 13, 2000
---------------------      --------------     -----------------
[Signature]                [City, State]      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 4545                    Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cypress Insurance Company
               -------------------------

Address:       1825 S. Grant St.
               -----------------

               San Mateo, CA 94402
               -----------------------------------

               -----------------------------------


Form 13F File Number:        28- 6102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -----------------------------------

Title:         Assistant Secretary
               -----------------------------------

Phone:         402-346-1400
               -----------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE          November 13, 2000
---------------------      --------------     -----------------
[Signature]                [City, State]      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 4545                    Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          GEICO Corporation
               -----------------------------------

Address:       One GEICO Plaza
               -----------------------------------

               Washington, DC 20076
               -----------------------------------

               -----------------------------------

Form 13F File Number:        28- 852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Charles R. Davies
               -----------------------------------

Title:         Vice President
               -----------------------------------

Phone:         301-986-2652
               -----------------------------------


Signature, Place, and Date of Signing:

(s) Charles R. Davies      Washington, DC     November 13, 2000
---------------------      --------------     -----------------
[Signature]                [City, State]      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 4545                    Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Government Employees Insurance Company
               -----------------------------------

Address:       One GEICO Plaza
               -----------------------------------

               Washington, DC 20076-0001
               -----------------------------------

               -----------------------------------


Form 13F File Number:        28- 101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Charles R. Davies
               -----------------------------------

Title:         Vice President
               -----------------------------------

Phone:         301-986-2652
               -----------------------------------

Signature, Place, and Date of Signing:

(s) Charles R. Davies      Washington, DC     November 13, 2000
---------------------      --------------     -----------------
[Signature]                [City, State]      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 4545                    Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          National Fire & Marine Insurance Company
               -----------------------------------

Address:       3024 Harney St.
               -----------------------------------

               Omaha, NE 68131
               -----------------------------------

               -----------------------------------


Form 13F File Number:        28- 1066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -----------------------------------

Title:         Treasurer
               -----------------------------------

Phone:         402-346-1400
               -----------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE          November 13, 2000
---------------------      --------------     -----------------
[Signature]                [City, State]      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 4545                    Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          National Indemnity Company
               -----------------------------------

Address:       3024 Harney St.
               -----------------------------------

               Omaha, NE 68131
               -----------------------------------

               -----------------------------------


Form 13F File Number:        28- 718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -----------------------------------

Title:         Treasurer
               -----------------------------------

Phone:         402-346-1400
               -----------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE          November 13, 2000
---------------------      --------------     -----------------
[Signature]                [City, State]      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 4545                    Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          National Liability & Fire Insurance Company
               -----------------------------------

Address:       3024 Harney St.
               -----------------------------------

               Omaha, NE 68131
               -----------------------------------

               -----------------------------------


Form 13F File Number:        28- 5006
                                -----
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -----------------------------------

Title:         Treasurer
               -----------------------------------

Phone:         402-346-1400
               -----------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE          November 13, 2000
---------------------      --------------     -----------------
[Signature]                [City, State]      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 4545                    Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Nebraska Furniture Mart, Inc.
               -----------------------------------

Address:       700 South 72nd Street
               -----------------------------------

               Omaha, NE 68114
               -----------------------------------

               -----------------------------------


Form 13F File Number:        28- 6104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -----------------------------------

Title:         Assistant Secretary
               -----------------------------------

Phone:         402-346-1400
               -----------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE          November 13, 2000
---------------------      --------------     -----------------
[Signature]                [City, State]      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 4545                    Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          OBH Inc.
               -----------------------------------

Address:       1440 Kiewit Plaza
               -----------------------------------

               Omaha, NE 68131
               -----------------------------------

               -----------------------------------


Form 13F File Number:        28- 717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -----------------------------------

Title:         Vice President
               -----------------------------------

Phone:         402-346-1400
               -----------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE          November 13, 2000
---------------------      --------------     -----------------
[Signature]                [City, State]      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 4545                    Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Plaza Investment Managers, Inc.
               -----------------------------------

Address:       One GEICO Plaza
               -----------------------------------

               Washington, DC 20076-0001
               -----------------------------------

               -----------------------------------


Form 13F File Number:        28- 2740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Thomas M. Wells
               -----------------------------------

Title:         Treasurer
               -----------------------------------

Phone:         301-986-3433
               -----------------------------------

Signature, Place, and Date of Signing:

(s) Thomas M. Wells        Washington, DC     November 13, 2000
---------------------      --------------     -----------------
[Signature]                [City, State]      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 4545                    Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Wesco Financial Corporation
               -----------------------------------

Address:       301 E. Colorado Blvd.
               -----------------------------------

               Pasadena, CA 91101
               -----------------------------------

               -----------------------------------


Form 13F File Number:        28- 1357

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey L. Jacobson
               -----------------------------------

Title:         Vice President
               -----------------------------------

Phone:         626-585-6700
               -----------------------------------

Signature, Place, and Date of Signing:

(s) Jeffrey L. Jacobson    Pasadena, CA       November 13, 2000
---------------------      --------------     -----------------
[Signature]                [City, State]      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 4545                    Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Wesco Financial Insurance Company
               -----------------------------------

Address:       3024 Harney St
               -----------------------------------

               Omaha, NE 68131
               -----------------------------------

               -----------------------------------


Form 13F File Number:        28- 3091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -----------------------------------

Title:         Assistant Secretary
               -----------------------------------

Phone:         402-346-1400
               -----------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE          November 13, 2000
---------------------      --------------     -----------------
[Signature]                [City, State]      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 4545                    Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Wesco Holdings Midwest, Inc.
               -----------------------------------

Address:       1440 Kiewit Plaza
               -----------------------------------

               Omaha, NE 68131
               -----------------------------------

               -----------------------------------


Form 13F File Number:        28- 3105

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -----------------------------------

Title:         Treasurer
               -----------------------------------

Phone:         402-346-1400
               -----------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE          November 13, 2000
---------------------      --------------     -----------------
[Signature]                [City, State]      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 4545                    Berkshire Hathaway Inc.

                                   BERKSHIRE HATHAWAY INC.
                                  Form 13F Information Table
                                      September 30, 2000

                                                                       Column 6
                                                                 Investment Discretion                              Column 8
                                         Column 4      Column 5  ----------------------                         Voting Authority
                Column 2  Column 3        Market       Shares or         (b)      (c)         Column 7      ------------------------
Column 1        Title of   CUSIP          Value       Principal   (a)  Shared-  Shared-        Other           (a)      (b)    (c)
Name of Issuer   Class     Number     (In Thousands)   Amount $  Sole  Defined   Other        Managers         Sole    Shared  None
--------------  -------- -----------  -------------- ----------- ---- --------- ------- ------------------- ---------- ------ ------
American
  Express Co.     Com    025816 10 9       1,046,443  17,225,400          X             4,5,14              17,225,400
                                             485,674   7,994,634          X             4,10,14              7,994,634
                                           7,305,545 120,255,879          X             4,11,14            120,255,879
                                             118,043   1,943,100          X             4,3,14,16,17,18      1,943,100
                                              85,033   1,399,713          X             4,13,14              1,399,713
                                             169,612   2,791,974          X             4,14                 2,791,974
Citigroup         Com    172967 10 1           6,672     123,121          X             4,1,2,6,11,14          123,121
                                             252,703   4,663,274          X             4,11,14              4,663,274
                                               9,669     178,420          X             4,7,14                 178,420
Coca Cola         Com    191216 10 0          22,052     400,000          X             4,14                   400,000
                                              97,911   1,776,000          X             4,12,14              1,776,000
                                             397,245   7,205,600          X             4,3,14,16,17,18      7,205,600
                                           2,213,006  40,141,600          X             4,5,14              40,141,600
                                           7,715,201 139,945,600          X             4,11,14            139,945,600
                                             503,844   9,139,200          X             4,10,14              9,139,200
                                              50,279     912,000          X             4,7,14                 912,000
                                              26,462     480,000          X             4,13,14                480,000
Dun &
  Bradstreet
  Corp.           Com    26483B 10 6         555,872  16,140,300          X             4,11,14             16,140,300
                                             270,688   7,859,700          X             4,8,9,11,14,15       7,859,700
First Data
  Corporation     Com    319963 10 4         339,649   8,694,900          X             4,8,9,11,14,15       8,694,900
                                              33,204     850,000          X             4,8,11,14,15           850,000
GATX Corp.        Com    361448 10 3         190,165   4,540,700          X             4,11,14              4,540,700
                                             117,264   2,800,000          X             4,8,9,11,14,15       2,800,000
Gannett Inc.      Com    364730 10 1         193,660   3,636,800          X             4,11,14              3,636,800
The Gillette Co.  Com    375766 10 2       1,852,800  60,000,000          X             4,11,14             60,000,000
                                             642,304  20,800,000          X             4,5,14              20,800,000
                                             197,632   6,400,000          X             4,10,14              6,400,000
                                             197,632   6,400,000          X             4,3,14,16,17,18      6,400,000
                                              24,704     800,000          X             4,12,14                800,000
                                              49,408   1,600,000          X             4,7,14               1,600,000
Great
  Lakes
  Chemical
  Corp.           Com    390568 10 3         205,191   7,000,000          X             4, 8,9,11,14,15      7,000,000
                                          ----------

                                          25,375,567
                                          ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2000


                                                                       Column 6
                                                                 Investment Discretion                              Column 8
                                         Column 4      Column 5  ----------------------                         Voting Authority
                Column 2  Column 3        Market       Shares or         (b)      (c)         Column 7      ------------------------
Column 1        Title of   CUSIP          Value       Principal   (a)  Shared-  Shared-        Other           (a)      (b)    (c)
Name of Issuer   Class     Number     (In Thousands)   Amount $  Sole  Defined   Other        Managers         Sole    Shared  None
--------------  -------- -----------  -------------- ----------- ---- --------- ------- ------------------- ---------- ------ ------
Jones Apparel
  Group Inc.      Com    480074 10 3      417,375     15,750,000           X            4, 8, 9, 11, 14, 15 15,750,000
Keystone
  Financial
  Inc.            Com    493482 10 3          560         26,000           X            4, 5, 14                26,000
Liz Claiborne
  Inc.            Com    539320 10 1      188,438      4,894,500           X            4, 11, 14            4,894,500
M & T Bank
  Corporation     Com    55261F 10 4      313,808        615,310           X            4, 11, 14              615,310
                                           27,846         54,600           X            4, 8, 9, 11, 14, 15     54,600
Nike Inc.         Com    654106 10 3      216,412      5,401,800           X            4, 8, 9, 11, 14, 15  5,401,800
                                           21,033        525,000           X            4, 8, 11, 14, 15       525,000
Shaw
  Communications
  Inc.           Cl B    82028k 20 0      301,480     13,288,100           X            4, 8, 9, 11, 14, 15 13,288,100
                                           11,344        500,000           X            4, 8, 11, 14, 15       500,000
Shaw Industries   Com    820286 10 2       40,593      2,194,200           X            4, 11, 14            2,194,200
Sun Trusts
  Banks Inc.      Com    867914 10 3      288,376      5,781,400           X            4, 11, 14            5,781,400
                                           42,897        860,000           X            4, 5, 14               860,000
Superior
  Industries
  Int'l           Com    868168 10 F        5,348        179,400           X            4, 8, 9, 11, 14        179,400
Torchmark Corp.   Com    891027 10 4        5,919        212,834           X            4, 1, 11, 14           212,834
                                           12,507        449,728           X            4, 5, 14               449,728
                                           21,447        771,200           X            4, 11, 14              771,200
                                           17,790        639,700           X            4, 10, 14              639,700
Tricon Global
  Restaurants     Com    895953 10 7        5,345        174,500           X            4, 11, 14              174,500
US Bancorp        Com    911596 10 4      115,038      5,056,629           X            4, 8, 11, 14, 15     5,056,629
                                          138,021      6,066,871           X            4, 8, 9, 11, 14, 15  6,066,871
                                          193,059      8,486,121           X            4, 11, 14            8,486,121
                                           33,009      1,450,956           X            4, 5, 14             1,450,956
                                            3,254        143,028           X            4, 10, 14              143,028
                                            1,712         75,264           X            4, 12, 14               75,264
                                            4,917        216,132           X            4, 1, 2, 6, 11, 14     216,132
Washington
  Post Co.       Cl B    939640 10 8      472,085        894,304           X            4, 11, 14                            894,304
                                           78,290        148,311           X            4, 1, 2, 6, 11, 14                   148,311
                                          342,153        648,165           X            4, 10, 14                            648,165
                                           19,524         36,985           X            4, 12, 14                             36,985
Wesco Finl Corp.  Com    950817 10 6    1,431,474      5,703,087           X            4, 3, 14             5,703,087
Zenith National
  Ins. Corp.      Com    989390 10 9       17,868        816,655           X            4, 11, 14              816,655
                                     ------------
                                        4,788,922
                                     ------------
GRAND TOTAL                          $ 30,164,489
                                     ============

                             BERKSHIRE HATHAWAY INC.
                                1440 KIEWIT PLAZA
                              OMAHA, NEBRASKA 68131
                            TELEPHONE (402) 346-1400
                               FAX (402) 346-3375



                                November 13, 2000



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Gentlemen:

        Enclosed herewith for filing is one Form 13F for the Quarter ended September 30, 2000 for the following nineteen "Institutional Investment Managers":


                                                       13F File Number
                                                       ---------------
Berkshire Hathaway Inc.                                   28-4545
Berkshire Hathaway Life Ins. Co. of NE                    28-5678
BHG Life Insurance Company                                28-5676
Blue Chip Stamps                                          28-719
Warren E. Buffett                                         28-554
Columbia Insurance Company                                28-1517
Cornhusker Casualty Company                               28-2226
Cypress Insurance Company                                 28-6102
GEICO Corporation                                         28-852
Government Employees Insurance Company                    28-101
National Fire & Marine Ins. Co.                           28-1066
National Indemnity Company                                28-718
National Liability and Fire Ins. Co.                      28-5006
Nebraska Furniture Mart, Inc.                             28-6104
OBH Inc.                                                  28-717
Plaza Investment Managers                                 28-2740
Wesco Financial Corporation                               28-1357
Wesco Financial Insurance Company                         28-3091
Wesco Holdings Midwest, Inc.                              28-3105


        Also enclosed under separate cover are two separate envelopes marked "Confidential Treatment" relating to information omitted from the Forms 13F in accordance with SEC Rule 24b-2.


                                       Yours truly,

                                       BERKSHIRE HATHAWAY INC.

                                       /s/ Marc D. Hamburg
                                       -----------------------------------
                                       Marc D. Hamburg
                                       Vice President


Enclosures